Shareholders' Equity (Warrants, Narrative) (Details) - $ / shares	Dec. 31, 2009	Dec. 31, 2006
Warrants, Issued in Consideration of 2006 Credit Facility Amendment
Class of Warrant or Right [Line Items]
Warrants, number of shares called by warrants		3,958
Warrants, exercise price		$ 9.00
Warrants, Issued in Consideration of 2009 Credit Facility Amendment
Class of Warrant or Right [Line Items]
Warrants, number of shares called by warrants	7,500
Warrants, exercise price	$ 17.00